UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM SPDSCL-HFCAA-GOV

Microvast Holdings, Inc.

(Exact name of registrant as specified in charter)

Delaware	001-38826	83-2530757
(State or other jurisdiction of incorporation)	(Commission File Number)	(IRS Employer Identification No.)

12603 Southwest Freeway, Suite 300

Stafford, Texas 77477

(Address of principal executive offices and zip code)

(281) 491-9505

(Registrant’s telephone number, including area code)

N/A

(Former name or former address, if changed since last report)

Securities registered pursuant to Section 12(b) of the Act: None

Title of each class	Trading Symbol	Name of each exchange on which registered
Common Stock, par value $0.0001 per share	MVST	The Nasdaq Stock Market LLC
Redeemable warrants, exercisable for shares of common stock at an exercise price of $11.50 per share	MVSTW	The Nasdaq Stock Market LLC

Indicate by check mark whether the registrant is an emerging growth company as defined in Rule 405 of the Securities Act of 1933 (§230.405 of this chapter) or Rule 12b-2 of the Securities Exchange Act of 1934 (§240.12b-2 of this chapter)

Emerging growth company ☒

If an emerging growth company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 13(a) of the Exchange Act. ☐

Supplemental Submission Pursuant to Item 9C(a) of Form 10-K

Microvast Holdings, Inc. (the “Company”) is submitting via EDGAR the following information under Item 9C(a) of Form 10-K, pursuant to the Staff Statement on the Holding Foreign Companies Accountable Act (the “HFCAA”) and the Consolidated Appropriations Act, 2023, in relation to the Company’s annual report on Form 10-K for the fiscal year ended December 31, 2022 (the “Annual Report”).

The Company’s registered public accounting firm for the fiscal year ended December 31, 2022, Deloitte Touche Tohmatsu Certified Public Accountants LLP, is headquartered in the People’s Republic of China (the “PRC”). On December 16, 2021, the Public Company Accounting Oversight Board (the “PCAOB”) determined that it was unable to inspect or investigate completely registered public accounting firms headquartered in the PRC and Hong Kong. On April 12, 2022, the Company was provisionally identified by the United States Securities and Exchange Commission under the HFCAA as a Commission-Identified Issuer, and subsequently conclusively identified as a Commission-Identified Issuer, having filed audit reports issued by a registered public accounting firm that could not be inspected or investigated completely by the PCAOB. The PCAOB subsequently vacated its initial determinations as to registered public accounting firms headquartered in the PRC or Hong Kong on December 15, 2022. The PCAOB also confirmed that, until new determinations are issued by the PCAOB, no Commission-Identified Issuers, including the Company, are at risk of trading prohibition under the HFCAA.

In response to Item 9C(a) of Form 10-K, the Company believes that the following information establishes that it is not owned or controlled by a governmental entity in Hong Kong or the PRC.

Based on an examination of the Company’s register of shareholders and public filings made by its shareholders, including beneficial ownership reports filed in respect of the Company’s common stock pursuant to the United States Securities Exchange Act of 1934, as amended (the “Exchange Act”), the Company has determined that to its knowledge, no person who beneficially owns more than five percent of the Company’s common stock (as determined pursuant to Rule 13d-3 under the Exchange Act) is (a) a representative of any government entity in the PRC or Hong Kong, or (b) an official of the Chinese Communist Party.

Based on the above and the absence of foreign government representation on our board of directors, the Company is not owned or controlled by a government entity in the PRC or Hong Kong.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: September 26, 2023	By: /s/ Craig Webster
Name: Craig Webster
Title: Chief Financial Officer